Accounts Receivable - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivables	¥ 37,992,730	¥ 41,469,595
Less: allowance of doubtful accounts
Total accounts receivable, net	¥ 37,992,730	¥ 41,469,595